Intangible Assets (Narrative) (Details) (USD $)	3 Months Ended			12 Months Ended									3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2010 FHN [Member]	Dec. 31, 2011 FHI [Member]	Sep. 30, 2011 Msaver [Member]	Dec. 31, 2011 Msaver [Member]	Mar. 31, 2010 FTN Equity Capital Markets [Member]	Dec. 31, 2010 FTN Equity Capital Markets [Member]	Dec. 31, 2009 FTN Equity Capital Markets [Member]	Dec. 31, 2009 Atlanta Insurance Business [Member]	Dec. 31, 2009 First Express Remittance Processing [Member]
Indefinite-lived Intangible Assets by Segment [Line Items]
Gross carrying amount of other intangible assets				$ 105,300,000
Intangible assets accumulated amortization				79,000,000
Estimated aggregate amortization expense, Year 2012				3,800,000
Estimated aggregate amortization expense, Year 2013				3,600,000
Estimated aggregate amortization expense, Year 2014				3,500,000
Estimated aggregate amortization expense, Year 2015				3,300,000
Estimated aggregate amortization expense, Year 2016				3,100,000
Goodwill, Divestitures	16,400,000			(18,421,000)	[1]			(10,289,000)	[1]				2,000,000
Goodwill, Impairment		10,100,000	3,300,000	10,100,000	[1],[2]	3,348,000	[1],[2]	16,591,000	[1],[2]						3,300,000	3,300,000	14,300,000	2,300,000
Additions of other intangible assets						151,000	[3]	347,000	[3]		200,000							300,000
Pre-tax goodwill impairment				85,872,000		67,451,000		67,451,000		57,162,000								8,000,000	2,300,000
Impairment of other intangible assets								341,000	[1],[2],[3]			2,200,000		100,000				300,000
Other intangible assets related to disposals				(2,258,000)	[1],[3]			(815,000)	[1],[3]									800,000
Recognition of intangible asset impairment losses effect on FHN's debt covenants				$ 0

[1]	See Note 2 - Acquisitions and Divestitures for further details regarding goodwill related to divestitures.
[2]	See Note 26 - Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
[3]	Represents customer lists, acquired contracts, premium on purchased deposits, and covenants not to compete.